UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Quarter ended: December 31, 2003

Not an amendment.

Institutional Investment Manager Filing this Report:
Name: Kinetics Asset Management, Inc.
Address: 470 Park Avenue South
4th Floor South
New York, N.Y. 10016

13F File Number: none

The institutional investment manager filing this report; and person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
Name: Andrew M. Fishman
Title: Director of Compliance
Phone: 646-495-7347
Signature, Place, and Date of Signing:
Andrew M. Fishman
New York, New York
January 29, 2004

Report Type: 13F HOLDINGS REPORT

List of Other Managers Reporting for this Manager: none

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Report Summary:
Number of Other Included Managers: none
Form 13F Information Table Entry Total:  184
Form Information Table Value Total: $531,718,636



NAME OF ISSUER					TITLE OF CLASS       CUSIP
	VALUE  SHARES INV. DISCRET.
MARKET      SHARES DISC

ABER DIAMOND CORP-
common-
002893105
1300365
35500
sole
ALLEGHANY CORP-
common-
017175100
178395
802
sole
ALLEGHENY ENERGY INC-
common-
017361106
1082048
84800
sole
ALUMINUM CORPORATION OF CHINA LIMITED-
common-
22276109
9417100
122300
sole
AMAZON.COM INC JANUARY 2004 PUT AT $40.00-
option-
023135MHP
6000
120000
sole
AMAZON.COM INC JANUARY 2206 PUT AT $75.00-
option-
0231356MO
1580130
58200
sole
AMERICAN REAL ESTATE PARTNERS LP-
common-
029169109
1088170
64010
sole
ANGLO AMERICAN PLC-
common-
03485P102
5109881
231100
sole
ANHUI EXPRESSWAY CO. LTD-
common-
6045180
259935
680000
sole
ANTEON INTL CORP-
common-
03674E108
468650
13000
sole
AQUILA INC-
common-
03840P102
488160
144000
sole
BARRA INC-
Common-
068313105
3627078
102200
sole
BERKSHIRE HATHAWAY INC-CLASS B-
common-
084670207
16814022
5973
sole
BIOTECH HOLDRS TRUST JANUARY 2004 PUT AT $115-
option-
09067DMCP
750
15000
sole
BIOTECH HOLDRS TRUST JANUARY 2004 PUT AT $120-
option-
09067DMDP
7500
60000
sole
BIOTECH HOLDRS TRUST APRIL 2004 AT $120-
option-
09067DPKP
18000
10000
sole
BRILLIANCE CHINA AUTO HLDG LTD-
common-
10949Q105
4297860
75800
sole
CACI INTL INC-
common-
127190304
6077566
125000
sole
CALPINE CAPITAL TRUST II 5.5% PFD CONV-
convertible preferred-
13134E309
476250
10000
sole
CALPINE CAPITAL TRUST III 5% PFD CONV-
convertible preferred-
13134R300
223125
5000
sole
CALPINE CORP-
common-
131347106
230880
48000
sole
CANADIAN OIL SANDS TRUST-
common-
13642L100
9596550
279148
sole
CENTERPOINT ENERGY, INC-
sole-
15189T107
17319257
1787333
sole
CHECKFREE CORP-
common-
162813109
16866500
610000
sole
CNOOC LTD ADR-
common-
126132109
3477431
87110
sole
CHINA EASTERN ARLINES CORPORATION LIMITED-
common-
16937R104
3910174
226600
sole
CHINA LIFE INS CO LTD-
common-
16939P106
1808539
45000
sole
CHINA MOBILE HONG KONG LTD ADR-
common-
16941M109
15400663
992000
sole
CHINA PETROLEUM & CHEM ADR-
common-
16941R108
2377134
53527
sole
CHINA PHARMACEUTICAL-
common-
1093002512
614400
1920000
sole
CHINA SOUTHERN AIRLINES COMPANY LIMITED-
common-
169409109
4833824
226600
sole
CHINA TELECOM CORP LTD ADR-
common-
169426103
25674591
629125
sole
CHINA UNICOM LTD ADR-
common-
16945R104
8185555
876400
sole
CISCO SYSTEMS INC JANUARY 2004 PUT AT $17.50-
option-
17275RMW
5175
181700
sole
CISCO SYSTEMS INC JANUARY 2004 PUT AT $20.00-
option-
17275RMDP
500
10000
sole
CISCO SYSTEMS INC JANUARY 2006 PUT AT $35-
option-
17275R6MG
1446400
128000
sole
CMS ENERGY CORP-
common-
125896100
1625616
190800
sole
COMDISCO HOLDING COMPANY, INC-
common-
200334100
8112440
202811
sole
COMDISCO HOLDING COMPANY, INC-
rights-
200534118
12196972
22586986
sole
COMMONWEALTH TELEPHONE ENTPR-
Common-
203349105
1585500
42000
sole
COMPUCOM SYSTEMS INC-
common-
204780100
63928
12200
sole
COMPUTER ASSOCIATES INTERNATIONAL INC JANUARY 2004 PUT AT $22.50-
option-
204912MXP
12000
120000
sole
COMPUTER ASSOCIATES INTERNATIONAL INC MAY 2004 PUT AT $22.50
option-
204912QXP
39313
42500
sole
COMPUTER ASSOCIATES INTERNATIONAL INC JANUARY 2006 PUT AT $35
option-
204912MGP
2350670
228200
sole
CONEXANT SYSTEMS INC 4% 2/1/2007-
convertible bond-
207142AF7
142875
150000
sole
CONSECO INC PFD 10.5%-
preferred-
208464875
261000
10000
sole
DELL INC JANUARY 2004 PUT AT $30.00-
option-
247025MFP
5675
113500
sole
DELL INC JANUARY 2006 PUT AT $45-
option-
24702R6MI
1542400
128000
sole
EBAY INC JANUARY 2004 PUT AT $15.00-
option-
278642MCP
250
10000
sole
E SPEED  INC CL A-
common-
296643109
20507270
907000
sole
EDISON INTERNATIONAL-
common-
281020107
1026324
46800
sole
EL PASO CORPORATION-
common-
28336L109
11571463
1412877
sole
EL PASO CORP EXP 02/28/2021 CONV DEB 0% CPN-
convertible debenture-
28336LAC3
736000
1600000
sole
ELECTRONIC ARTS INC JANUARY 2005 PUT AT $25.00-
option-
285512MEP
5250
10000
sole
ELECTRONIC ARTS INC JANUARY 2004 PUT AT $27.50-
option-
285512MYP
1125
45000
sole
ELECTRONIC ARTS INC JANUARY 2004 PUT AT $40.00-
option-
285512MHP
24200
242000
sole
EURONEXT-
common-
7153758
941280
37000
sole
FAIRFAX FINANCIAL HOLDINGS LIMITED-
common-
303901102
157059
900
sole
FIDELITY NATIONAL FINANCIAL-
common-
316326107
436310
11251
sole
FINOVA GROUP INC-
common-
317928109
480545
739300
sole
FIRST ADVANTAGE CORP CL A-
common-
31845F100
389800
20000
sole
FTI CONSULTING-
common-
302941109
14919408
638400
sole
GEMSTAR T V GUIDE INTERNATIONAL INC-
common-
36833W106
25250
5000
sole
GETTY IMAGES INC-
common-
374276103
1654290
33000
sole
GLOBAL CROSSING LTD-
common-
G3921A75
7511754
238581
sole
GOLDCORP INC-
common-
380956409
5212009
326772
sole
GREAT WALL AUTOMOBILE-
common-
6718255
66030
31000
sole
GREG MANNING AUCTIONS INC-
common-
563823103
1449095
122400
sole
GROUPE BRUXELLES LAMBERT-
common-
7097328-Sedol
7831392
139200
sole
GUANGSHEN RY LTD-
common-
40065W107
182952
12600
sole
HARRIS INTERACTIVE INC-
common-
414549105
12018400
1448000
sole
HDFC BANK-
common-
40415F101
995604
36600
sole
HONG KONG EXCHANGE-
common-
6267359
58590
27000
sole
HUANENG PWR INTL INC-
common-
443304100
413235
6000
sole
INTERACTIVE DATA CORPORATION-
common-
45840J107
215280
13000
sole
INTERNET HOLDRS TRUST JANUARY 2004 PUT AT $40.00-
option-
46059WMHP
7313
72500
sole
JIANGSU EXPRESSWAY-
common-
6005504
501380
946000
sole
KINROSS GOLD CORP-
common-
575280
72000
sole
KOREA ELECTRIC POWER-
common-
500631106
4363800
420000
sole
THE KROGER CO JANUARY 2006 PUT AT $12.50-
option-
501044MVP
15000
25000
sole
THE KROGER CO JANUARY 2006 PUT AT $10.00-
option-
501044MBP
3900
13000
sole
THE KROGER CO JANUARY 2005 PUT AT $10.00-
option-
501044MB
1000
10000
sole
KROLL INC-
common-
501049100
17433000
670500
sole
LAIDLAW INTERNATIONAL INC-
common-
50730R102
691500
50000
sole
LEAPFROG ENTERPRISES INC-
common-
52186N106
265300
10000
sole
LEUCADIA NATIONAL CORP-
common-
527288104
28153822
610712
sole
LEVEL 3 COMMUNICATIONS INC 6% CONV-
convertible-
52729NAS9
4397980
4846400
sole
LEVEL 3 COMMUNICATIONS INC-
common-
52729N100
23663094
4151420
sole
LIONBRIDGE TECHNOLOGIES INC-
common-
536252109
480500
50000
sole
LYNCH INTERACTIVE CORPORATION-
Common-
551146103
4948637
207490
sole
M & T BANK CORPORATION-
common-
55261F104
3951945
40200
sole
MALAN REALTY INVESTORS, INC-
common-
561063108
106700
22000
sole
MANTECH INTL CORP-
common-
564563104
324350
13000
sole
MARKEL CORPORATION-
common-
570535104
506920
2000
sole
MARKETWATCH.COM INC-
Common-
570619106
2100596
244000
sole
MIDCAP SPDR TRUST SERIES 1 JANUARY 2003 PUT AT $85.00-
option-
595635MQP
3750
30000
sole
MONTPELIER RE HOLDING LTD-
common-
G62185106
6299372
171645
sole
NASDAQ-100 INDEX TRACKING STOCK JANUARY 2004 PUT AT $30.00-
option-
631100MF
6000
240000
sole
NASDAQ-100 INDEX TRACKING STOCK JANUARY 2004 PUT AT $32.00-
option-
631100MZP
6500
130000
sole
NASDAQ-1OO INDEX TRACKING STOCK JANUARY 2004 PUT AT $29.00-
option-
631100MCP
2150
86000
sole
NASPERS LTD-
common-
631512100
301217
4847
sole
NETEASE.COM INC ADR-
common-
64110W102
2798568
76000
sole
NET RATINGS INC-
common-
64116M108
1448181
126700
sole
NEWMONT MINING CORPORATION-
common-
651639106
18125868
372884
sole
PARGESA HOLDING AG, GENEVA-B-
common-
4671026
413778
148
sole
 P G & E CORP-
common-
69331C108
14377918
517750
sole
PETRO CHINA COMPANY LTD ADR-
common-
71646E100
12803224
224421
sole
PICC PROPERTY & CASUALTY-
common-
6706250
121500
270000
sole
PRIMACOM AG
common-
74154N108
350812
726000
sole
PROGRESSIVE CORP-
common-
743315103
4613675
55200
sole
PROQUEST COMPANY-
common-
74346P102
88350
3000
sole
QUANTA SERVICES INC-
common-
74762E102
730000
100000
sole
RCN CORPORATION-
Common-
749361101
1258
1850
sole
R.H. DONNELLEY CORPORATION-
common-
74955W307
1115520
28000
sole
REGISTER.COM INC-
common-
75914G101
36624
6976
sole
RELIANT RESOURCES INC-
common-
75952B105
29256000
3975000
sole
RENAISSANCE RE HOLDINGS LTD-
common-
G7496G103
814191
16600
sole
RITCHIE BROTHERS AUCTIONEERS INC-
common-
767744105
2118690
39900
sole
SAFEGUARD SCIENTIFICS SUB NTS CONV 5%-
Convertible notes-
786449AE8
17790033
19225000
sole
SCRIPPS E W OHIO CL A-
common-
811054204
753160
8000
sole
SHENZHEN EXPRESSWAY COMPANY LIMITED-
common-
6848743
324000
900000
sole
SICHUAN EXPRESSWAY CO LIMITED-
common-
6055877
601800
3540000
sole
SINA CORP-
common-
G81477104
2818125
83500
sole
SOTHEBYS HODGS INC-
common-
835898107
745836
54600
sole
SOHU COM INC-
common-
83408W103
2709903
90300
sole
STILLWATER MINING COMPANY-
common-
86074Q102
6570657
686589
sole
SUNCOR ENERGY INC-
common-
867229106
20570275
820841
sole
SUNSHINE PCS CORP-
common-
86783P106
91644
152740
sole
TELEPHONE & DATA SYSTEMS INC-
Common-
879433100
100080
1600
sole
TEXAS GENCO HLDGS INC-
common-
882443104
218563
6725
sole
TEXAS PACIFIC LAND TRUST-
common-
882610108
964727
17151
sole
TRIZEC HAHN CORP 3% 01/29/2021-
convertible bond-
896938AB3
11356256
13415000
sole
TXU CORP-
common-
873168108
274108
11556
sole
UNITEDGLOBALCOM INC-CL A-
Common-
913247508
13158899
1551757
sole
WASHINGTON POST COMPANY-
common-
939640108
7538155
9525
sole
WEB MD CORPORATION-
common-
94769M105
979910
109000
sole
WESCO FINL CORP-
common-
950817106
2287700
6500
sole
WHITE MOUNTAINS INSURANCE GROUP LIMITED-
common-
G9618E107
25658345
55785
sole
WILEY JOHN & SONS INC CL A
common-
968223206
15618
600
sole
WILEY JOHN & SONS INC CL B-
common-
968223305
208880
8000
sole
WILLIAMS COMPANIES INC-
common-
969457100
10325709
1051498
sole
WILLIAMS COMPANIES INC 9% 2/16/05-
convertible preferred-
969457886
249090
19000
sole
XM SATELLITE RADIO HOLDINGS INC-
common-
983759101
1942732
73700
sole
ZHEJIANG EXPRESSWAY CO, LTD-
common-
6990763
560000
800000
sole
ABBOTT LABORATORIES
Common-
002824100
792200
17000
sole
AMGEN INC-
Common-
031162100
605640
9800
sole
ALTANA AG ADR-
common-
02143N103
723600
12000
sole
AVAX TECHNOLOGIES INC-
common-
9000
50000
sole
AVENTIS SA-
Common-
053561106
795120
12000
sole
AVIGEN INC-
common-
053690103
64680
11000
sole
BIOGEN IDEC INC-
Common-
09062X103
1370055
37250
sole
BIOMIRA INC-
Common-
0961R106
54760
37000
sole
BRISTOL-MYERS SQUIBB COMPANY-
common-
110122108
343200
12000
sole
CELL GENESYS INC-
common-
150921104
151721
11725
sole
CHIRON CORPORATION-
Common-
170040109
1880670
33000
sole
CHIRON CORPORATION JANUARY 2005 PUT AT $40.00-
option-
170040MHP
13500
10000
sole
ENTREMED INC-
common-
29382F103
36740
11000
sole
GENENCOR INTERNATIONAL INC-
common-
368709101
299250
19000
sole
GENZYME CORP-
common-
372917104
787516
15961
sole
GLAXO SMITHKLINE-
Common-
37733W105
1057015
22673
sole
HUMAN GENOME SCIENCES INC-
common-
444903108
225250
17000
sole
HUMAN GENOME SCIENCES INC 5% 2/01/07-
convertible bond-
444903AF5
142875
150000
sole
IDEC PHARMACEUTICALS CORPORATION JANUARY 2004 PUT AT $40.00-
option-
449370MHP
82800
23000
sole
ILEX ONCOLOGY INC-
Common-
451923106
616250
29000
sole
IMPATH INC-
Common-
45255G101
101400
26000
sole
JOHNSON & JOHNSON
Common-
478160104
516600
10000
sole
JOHNSON & JOHNSON JANUARY 2004 PUT AT $55.00-
option-
478160MKP
36000
10000
sole
ELI LILLY AND COMPANY-
Common-
532457108
281320
4000
sole
MGI PHARMA INC-
Common-
552880106
411500
10000
sole
MEDAREX INC-
common-
583916101
87220
14000
sole
MEDIMMUNE INC-
Common-
584699102
698500
27500
sole
MILLENIUM PHARMACEUTICALS INC-
Common-
599902103
378926
20296
sole
NEORX CORPORATION-
common-
640520300
112320
27000
sole
NOVARTIS AG ADR-
Common-
66987V109
2248610
49000
sole
ONYX PHARMACEUTICALS INC-
common-
683399109
338760
12000
sole
PFIZER INC-
common-
717081103
1008813
28554
sole
PROTEIN DESIGN LABS INC-
common-
74369L103
214800
12000
sole
ROCHE HOLDING AG ADR-
Common-
771195104
403477
4000
sole
SAVIENT PHARMACEUTICALS INC-
common-
80517Q100
152130
33000
sole
SCHERING AG-
common-
806585204
970900
19000
sole
SUPERGEN INC-
common-
868059106
154000
14000
sole
TARGETED GENETICS CORPORATION-
common-
87612M108
21900
10000
sole
WYETH-
common-
983024100
1184355
27900
sole
531718636

/DOCUMENT
/SUBMISSION